Equity (Schedule Of Tax Effects Allocated To Each Component Of Other Comprehensive Income (Loss)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Equity Note [Line Items]
Unrealized gain (loss) on securities, Pre-tax amount	¥ 7,658	¥ (7,597)	¥ 36,582
Unrealized gain (loss) on derivative instruments, Pre-tax amount	(1,772)	(2,835)	(1,526)
Foreign currency translation adjustments, Pre-tax amount	(84,991)	(56,934)	13,202
Pension liability adjustments, Pre-tax amount	(14,462)	(130,060)	214,494
Other comprehensive income (loss), Pre-tax amount	(93,567)	(197,426)	262,752
Unrealized gain (loss) on securities, Tax benefit/(expense)	580	1,306	(16,013)
Unrealized gain (loss) on derivative instruments, Tax benefit/(expense)	(459)	1,302	562
Foreign currency translation adjustments, Tax benefit/(expense)	15,622	12,818	(3,558)
Pension liability adjustments, Tax benefit/(expense)	5,920	49,557	(79,525)
Other comprehensive income (loss), Tax benefit/(expense)	21,663	64,983	(98,534)
Unrealized gain (loss) on securities, Net-of-tax amount	8,238	(6,291)	20,569
Unrealized gain (loss) on derivative instruments, Net-of-tax amount	(2,231)	(1,533)	(964)
Foreign currency translation adjustments, Net-of-tax amount	(69,369)	(44,116)	9,644
Pension liability adjustments, Net-of-tax amount	(8,542)	(80,503)	134,969
Other comprehensive income (loss), Net-of-tax amount	¥ (71,904)	¥ (132,443)	¥ 164,218